UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, October 26, 2012
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $136,128
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
622
6696
6696
0
0
6696
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2957
45152
45152
0
0
45152
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
976
22865
22865
0
0
22865
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
3196
55604
55604
0
0
55604
0
0

AT&T INC
Common Stocks
00206R102
2882
85504
85504
0
0
85504
0
0

AVERY DENISON CORP
Common Stocks
053611109
342
9795
9795
0
0
9795
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
1085
71033
71033
0
0
71033
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
2154
27547
27547
0
0
27547
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1317
16793
16793
0
0
16793
0
0

BOEING COMPANY
Common Stocks
097023105
1796
23838
23838
0
0
23838
0
0

CHEVRON CORP
Common Stocks
166764100
2665
24646
24646
0
0
24646
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1154
58746
58746
0
0
58746
0
0

COCA-COLA CO
Common Stocks
191216100
4698
129594
129594
0
0
129594
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1810
31215
31215
0
0
31215
0
0

DANAHER CORP
Common Stocks
235851102
2815
50360
50360
0
0
50360
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2823
24212
24212
0
0
24212
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
238
4600
4600
0
0
4600
0
0

DUKE ENERGY CORPORATION
Common Stocks
26441C105
275
4306
4306
0
0
4306
0
0

ECOLAB INC
Common Stocks
278865100
267
3710
3710
0
0
3710
0
0

EMC CORP MASS
Common Stocks
268648102
376
14867
14867
0
0
14867
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
2115
39944
39944
0
0
39944
0
0

ERHC ENERGY INC
Common Stocks
26884J104
6
75000
75000
0
0
75000
0
0

EXPRESS SCRIPTS HOLDING CO.
Common Stocks
30219G108
788
14592
14592
0
0
14592
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8795
101616
101616
0
0
101616
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
862
56680
56680
0
0
56680
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
3711
176805
176805
0
0
176805
0
0

GENERAL MILLS INC
Common Stocks
370334104
2850
70518
70518
0
0
70518
0
0

HALLIBURTON CO
Common Stocks
406216101
1706
49190
49190
0
0
49190
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
642
45023
45023
0
0
45023
0
0

HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
212
4001
4001
0
0
4001
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
3184
52353
52353
0
0
52353
0
0

INTEL CORP
Common Stocks
458140100
1701
82496
82496
0
0
82496
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1825
9528
9528
0
0
9528
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
4169
59470
59470
0
0
59470
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1823
59444
59444
0
0
59444
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
214
4863
4863
0
0
4863
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3923
46468
46468
0
0
46468
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
1
814707
814707
0
0
814707
0
0

KRAFT FOODS GROUP INC
Common Stocks
50076Q106
369
8105
8105
0
0
8105
0
0

M&T BANK
Common Stocks
55261F104
2152
21855
21855
0
0
21855
0
0

MASCO CORP
Common Stocks
574599106
1284
77080
77080
0
0
77080
0
0

MCDONALD`S CORP
Common Stocks
580135101
3226
36577
36577
0
0
36577
0
0

MERCK & CO INC
Common Stocks
58933Y105
2387
58299
58299
0
0
58299
0
0

MICROSOFT CORP
Common Stocks
594918104
2002
74965
74965
0
0
74965
0
0

MONDELEZ INTERNATIONAL INC
Common Stocks
50075N104
651
25574
25574
0
0
25574
0
0

NESTLES SA - ADR
Common Stocks
641069406
2805
43038
43038
0
0
43038
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
418
32937
32937
0
0
32937
0
0

NUCOR CORP
Common Stocks
670346105
2103
48734
48734
0
0
48734
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
386
5042
5042
0
0
5042
0
0

ORACLE CORP
Common Stocks
68389X105
214
6420
6420
0
0
6420
0
0

PEPSICO INC
Common Stocks
713448108
4598
67194
67194
0
0
67194
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
6531
78082
78082
0
0
78082
0
0

PLUM CREEK TIMBER CO INC
Common Stocks
729251108
204
4600
4600
0
0
4600
0
0

PNC FINANCIAL SERVICES GROUP
Common Stocks
693475105
1879
32216
32216
0
0
32216
0
0

PRAXAIR INC
Common Stocks
74005P104
3677
33599
33599
0
0
33599
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
5093
75018
75018
0
0
75018
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1781
35277
35277
0
0
35277
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1575
22847
22847
0
0
22847
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1460
13337
13337
0
0
13337
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2672
62412
62412
0
0
62412
0
0

SPECTRA ENERGY
Common Stocks
847560109
2245
82000
82000
0
0
82000
0
0

SYSCO CORP
Common Stocks
871829107
1786
56398
56398
0
0
56398
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2428
37290
37290
0
0
37290
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1441
46635
46635
0
0
46635
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2396
32502
32502
0
0
32502
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4340
52920
52920
0
0
52920
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1324
30602
30602
0
0
30602
0
0

WAL-MART STORES INC
Common Stocks
931142103
228
3343
3343
0
0
3343
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
309
11805
11805
0
0
11805
0
0

WPP GROUP ADR
Common Stocks
92933H101
939
12875
12875
0
0
12875
0
0
